UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23363

FNEX Ventures

(Exact name of registrant as specified in charter)

One Indiana Square, Suite 2252, Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

675 South State Street

Kent County, Dover, DE 19901

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-580-2588

Date of fiscal year end: 11/30/2020

Date of reporting period: 02/29/2020

Item 1.   Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

FNEX VENTURES

SCHEDULE OF INVESTMENTS

February 29, 2020 Unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 83.89%
Federated Institutional Prime Obligations, Institutional Class 1.68% (a)	146,706	$146,764
TOTAL SHORT TERM INVESTMENTS (Cost $146,764)		146,764

TOTAL INVESTMENTS (Cost $146,764) - 83.89%		$146,764
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 16.11%		28,177
NET ASSETS - 100%		$174,941

(a) Rate shown represents the 7-day effective yield at February 29, 2020, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

FNEX VENTURES

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2020 (Unaudited)

FNEX Ventures (the “Fund”) is a statutory trust formed on June 20, 2018 under the laws of the State of Delaware and registered with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified investment company. The Fund is operated as an “interval fund” (as defined below). FNEX Advisor, LLC (the “Advisor”) serves as the investment advisor to the Fund

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Board of Trustees (the “Board”) is responsible for the determination of the Fund’s NAV. The Board has delegated primary responsibility for determining or causing to be determined the value of the Fund’s securities and other assets (including any fair value pricing) to the Advisor in its capacity as investment adviser for the Fund, pursuant to the Valuation Procedures. The Advisor has, in turn, delegated daily valuation for any fair valued securities to an unaffiliated independent third party valuation agent. The Board has established a Valuation Oversight Committee of the Board (the “Valuation Committee”) to which it has delegated the responsibility of overseeing determination of the fair value of the Fund’s portfolio securities and other assets on behalf of the Board in accordance with the Valuation Procedures. The Valuation Committee consists of all of the Independent Trustees with non-voting participation by the Advisor. The Valuation Committee shall monitor the material aspects of the Valuation Procedures as adopted and revised from time to time by the Board, as well as the Fund’s compliance with respect to the valuation of its assets under the Investment Company Act.

Valuation determinations are reviewed by the Valuation Committee at least monthly and reviewed quarterly by the Board (or more frequently if necessary), including in connection with any quarterly repurchase offer. The Advisor and, as necessary, the independent third-party valuation agent, will participate in the monthly Valuation Committee meetings. The Board reviews the appropriateness of the Fund’s method for valuing portfolio securities on an ongoing basis.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FNEX VENTURES

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2020 (Unaudited)

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities – Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange and are categorized in Level 1 of the fair value hierarchy. In the absence of a sale on the primary exchange, they shall be valued at the mean between the current bid and ask prices on the primary exchange and are categorized in Level 2 of the fair value hierarchy. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price and categorized as Level 1.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

If market quotations are not readily available, or if market quotations are deemed unreliable for a security, or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades, but before the Fund calculates its NAV, securities are valued at fair market value determined in “good faith” by the Board of Trustees or persons acting at the Board’s discretion. As a general matter, fair value represents the amount that the Fund could reasonably expect to receive if the Fund’s investment in the security were sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Board of Trustees believes to be reliable. These securities will be categorized as Level 3 securities.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at the Board’s direction believe reflects fair value and are categorized as Level 3. Fair valuation may require subjective determinations about the value of a security. Although the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction will accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

There is no single standard for determining fair value of a security. Rather, the third-party valuation agent’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the third-party valuation agent, pursuant to the Valuation Procedures, may consider several factors, including the implied valuation of the asset as reflected by stock purchase contracts reported in private markets, fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security, the price of such security in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, and the per share price of the security to be valued in recent verifiable transactions, including private transactions. When providing pricing and valuation information to the Valuation Committee, the Advisor and the independent third-party valuation agent may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors. As part of its due diligence, the Advisor will attempt to obtain current information on an ongoing basis from market sources and/or issuers to value all fair valued securities.

FNEX VENTURES

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2020 (Unaudited)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 29, 2020.

FNEX Ventures

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Short-Term Investments	$146,764	$—	$—	$146,764
Total Assets	$146,764	$—	$—	$146,764

(1) As of and for the period from December 10, 2019 (commencement of operations) through February 29, 2020, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments February 29, 2020 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$146,764	$—	$—	$—

SUBSEQUENT EVENTS

Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FNEX Ventures

By:	/s/ Todd R. Ryden
Name:	Todd R. Ryden
Title:	President and Principal Executive Officer
Date:	April 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd R. Ryden
Name:	Todd R. Ryden
Title:	President and Principal Executive Officer
Date:	April 29, 2020

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer and Principal Financial Officer
Date:	April 29, 2020